Debt, cash and cash equivalents - Amount of Future Undiscounted Contractual Cash Flows Relating to Debt and Derivative Instruments Designated as Hedges of Debt (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	€ 26,708	€ 26,881	€ 16,682
Principal	24,596	24,550	15,509
Interest	2,112	2,331	1,173
Net cash flows related to derivative instruments	(117)	(50)	(127)
Total	26,591	26,831	16,555
2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	4,775	2,855	1,441
Principal	4,417	2,477	1,201
Interest	358	378	240
Net cash flows related to derivative instruments	(97)	(45)	(118)
Total	4,678	2,810	1,323
2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	2,588	4,300	2,301
Principal	2,305	3,955	2,062
Interest	283	345	239
Net cash flows related to derivative instruments	(11)	(8)	(28)
Total	2,577	4,292	2,273
2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	2,952	2,519	2,650
Principal	2,710	2,250	2,444
Interest	242	269	206
Net cash flows related to derivative instruments	(9)	(1)	1
Total	2,943	2,518	2,651
2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	3,862	2,088	2,307
Principal	3,646	1,858	2,175
Interest	216	230	132
Net cash flows related to derivative instruments	0	4	8
Total	3,862	2,092	2,315
2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	771	3,856	1,950
Principal	604	3,653	1,857
Interest	167	203	93
Net cash flows related to derivative instruments	0	0	10
Total	771	3,856	1,960
2025 and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	11,760	11,263	6,033
Principal	10,914	10,357	5,770
Interest	846	906	263
Net cash flows related to derivative instruments	0	0	0
Total	€ 11,760	€ 11,263	€ 6,033